VIA EDGAR TRANSMISSION

October 16, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	VALIC Separate Account A (Registrant)
	The Variable Annuity Life Insurance Company (Depositor)
	Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act No. 811-03240)
	(CIK No. 0000354912)


FILE NO.	CONTRACT NO.	PRODUCT NAME
-----------  	------------
333-201800   	Polaris Platinum Elite Variable Annuity

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities
Act of 1933 would not have differed from that contained in the most
recent Registration Statement or amendment, and 2.   The text of
the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at either (713) 831-3575 or (346) 266-8511.


Sincerely,

/s/ JOHNPAUL S. VAN MAELE

Johnpaul S. Van Maele
Assistant General Counsel, Group Retirement